Financial instruments (Details 25) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 267,764	$ 195,214
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	260,083	186,835
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2,134	3,334
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,534	139
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2	788
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	198	91
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	3,813	4,027
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	155,202	117,456
Goods [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	148,045	111,323
Goods [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,799	1,947
Goods [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,425	123
Goods [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	31
Goods [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	120	5
Goods [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	3,813	4,027
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	80,613	48,426
Services [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	80,089	46,187
Services [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	335	1,380
Services [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	109	16
Services [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	2	757
Services [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	78	86
Services [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	31,949	29,332
Others [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	31,949	29,325
Others [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	7
Others [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 0	$ 0